Basis of preparation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Basis of preparation
Closing foreign exchange rate		19.95	18.89	19.67
Right-of-use assets		$ 1,285,411	$ 1,125,536	$ 922,410
Depreciation, right-of-use assets		606,566	302,804
Interest paid on lease		53,639	37,797
Payment of lease liability		$ 386,710	$ 325,207
Non-recurring expenses incurred due to COVID	$ 339,000